Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Taxes Payable	Taxes payable consisted of the following:
	December 31, 2025	December 31, 2024

Income tax payable	$67,367	$-
Total taxes payable	$67,367	$-